SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		May 31, 2024		May 31, 2023		May 31, 2022
Related Party Transaction [Line Items]
Upkeep of motor vehicles		$ 1,316		$ 1,573
KDS Steel Pte Ltd [Member] | Logistics Services [Member]
Related Party Transaction [Line Items]
Upkeep of motor vehicles	[1]	802		789		$ 710
KDS Steel Pte Ltd [Member] | Utilities [Member]
Related Party Transaction [Line Items]
Upkeep of motor vehicles	[1]	71		72		72
KDS Steel Pte Ltd [Member] | Other Income [Member]
Related Party Transaction [Line Items]
Upkeep of motor vehicles	[1]	4
E U Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Upkeep of motor vehicles	[2]	663		902
E U Holdings Pte Ltd [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Upkeep of motor vehicles	[3]	267		263		266
E U Holdings Pte Ltd [Member] | Professional Fees [Member]
Related Party Transaction [Line Items]
Upkeep of motor vehicles	[3]	1
Filtec Private Limited [Member] | Sales [Member]
Related Party Transaction [Line Items]
Upkeep of motor vehicles					[4]		[4]
Filtec Private Limited [Member] | Upkeep Of Machinery [Member]
Related Party Transaction [Line Items]
Upkeep of motor vehicles	[4]		[5]
Filtec Private Limited [Member] | Upkeep Of Motor Vehicles [Member]
Related Party Transaction [Line Items]
Upkeep of motor vehicles	[4]		[5]

[1]	E U Holdings Pte. Ltd. is the shareholders of Jurong Barrels and KDS.
[2]	E U Holdings Pte. Ltd. is company incorporated in Singapore and owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
[3]	E U Holdings Pte. Ltd. is owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
[4]	Filtec Private Limited is a company incorporated in Singapore and Soon Aik Global Pte Ltd is the ultimate controlling shareholder of Filtec Private Limited. Soon Aik Global Pte Ltd is a company incorporated in Singapore and owned
[5]	The figures are insignificant.